Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	£ 5,763	£ 5,207
At fair value through profit or loss
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	18	22
Covered bond programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Instruments providing security for bonds	24,510	26,202
Restricted cash and cash equivalents	3,040	3,225
Securitisation programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Instruments providing security for notes	£ 27,826	£ 27,284